ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2020
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

11.     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

Other comprehensive (loss) income includes the foreign currency translation differences and fair value change relating to Company's own credit risk on convertible loan. A rollforward of the amounts included in accumulated other comprehensive (loss) income for the years ended December 31, 2019 and 2020 was as follows:

	Foreign currency	Fair value
	translation adjustments	change	Total
Balance as of January 1, 2019	(976)	1,063	87
Fair value change relating to Company's own credit risk on convertible loan	—	(955)	(955)
Foreign currency translation differences	2,978	—	2,978
Balance as of December 31, 2019	2,002	108	2,110
Fair value change relating to Company's own credit risk on convertible loan	—	(108)	(108)
Foreign currency translation differences	2,793	—	2,793
Balance as of December 31, 2020 (RMB)	4,795	—	4,795
Balance as of December 31, 2020 (US$)	735	—	735